Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Directors	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2006
Accounting Policies [Abstract]
Asset impairment charges		$ 16.9	$ 14.3
Advertising expense	9.5	8.9	8.6
Equity awards vested percentage after first year	25.00%
Equity awards vested percentage after second year	25.00%
Equity awards vested percentage after third year	50.00%
Potential diluted common shares outstanding	1.9	4.4	11.1
Asbestos provision net				$ 715.6
Ownership percentage	100.00%	100.00%	100.00%
Number of directors appointed by Company	3
Directors appointed by NSW Government	2
Period of asbestos-related research and education contributions	10 years
Long-term debt, repayment date	Nov. 01, 2030